Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	933,034	933,034	855,107	855,107
Derivative instruments (note 15)
Interest rate swap agreements – assets(1)	Level 2	2,122	2,122	6,136	6,136
Interest rate swap agreements – liabilities(1)	Level 2	(521,617)	(521,617)	(370,952)	(370,952)
Cross currency interest swap agreement(1)	Level 2	(258,568)	(258,568)	(312,110)	(312,110)
Foreign currency contracts	Level 2	(3,762)	(3,762)	(18,826)	(18,826)
Stock purchase warrants	Level 3	1,833	1,833	10,328	10,328
Time charter swap agreement	Level 3	1,345	1,345	—	—
Logitel contingent consideration (see below)	Level 3	—	—	(14,830)	(14,830)
Non-recurring
Vessels and equipment	Level 2	—	—	100,600	100,600
Vessels held for sale (note 7)	Level 2	75,562	75,562	55,450	55,450
Other
Loans to equity-accounted investees and joint venture partners – Current	(2)	17,740	(2)	7,127	(2)
Loans to equity-accounted investees and joint venture partners – Long-term	(2)	191,271	(2)	184,390	(2)
Long-term receivable included in accounts receivable and other assets(3)	Level 3	14,406	14,366	16,453	16,427
Long-term debt – public (note 8)	Level 1	(1,471,093)	(1,299,169)	(1,493,915)	(1,161,729)
Long-term debt – non-public (note 8)	Level 2	(5,529,544)	(5,383,777)	(5,890,171)	(5,881,483)

(1)
The fair value of the Company's interest rate swap agreements at June 30, 2016 includes $18.1 million (December 31, 2015 - $21.7 million) accrued interest expense which is recorded in accrued liabilities on the consolidated balance sheets.

(2)
In the consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint ventures form the net aggregate carrying value of the Company’s interest in the joint ventures. The fair value of the individual components of such aggregate interests is not determinable.

(3)
As at June 30, 2016 the estimated fair value of the non-interest bearing receivable from BG Norge Limited (or BG) was based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of June 30, 2016 was $14.4 million (December 31, 2015 – $16.4 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Stock Purchase Warrants Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the three and six months ended June 30, 2016 and 2015 for the Company’s derivative instruments, the TIL stock purchase warrants, which are described below and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Fair value at the beginning of the period	6,107	9,234	10,328	9,314
Unrealized (loss) gain included in earnings	(4,274)	1,817	(8,495)	1,737
Fair value at the end of the period	1,833	11,051	1,833	11,051
Changes in fair value during the three and six months ended June 30, 2016 for Teekay Tankers' time-charter swap agreement, which is described below and is measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

Three and Six Months
Ended
June 30, 2016
$
Fair value asset - beginning of the period	—
Settlements	(126)
Realized and unrealized gain	1,471
Fair value asset - at the end of the period	1,345

Changes in Estimated Fair Value of Contingent Consideration Liability Relating to Acquisition of Logitel
Changes in the estimated fair value of Teekay Offshore’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the three and six months ended June 30, 2016 and 2015 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Balance at beginning of period	(15,221)	(21,562)	(14,830)	(21,448)
Adjustment to Liability	—	2,569	—	2,569
Settlement of liability	—	3,540	—	3,540
Gain included in Other income - net (note 13)	15,221	161	14,830	47
Balance at end of period	—	(15,292)	—	(15,292)

Summary of Financing Receivables
The following table contains a summary of the Company’s financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	June 30, 2016	December 31, 2015
			$	$
Direct financing leases	Payment activity	Performing	672,748	684,129
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	209,011	191,517
Long-term receivable included in other assets	Payment activity	Performing	20,213	37,032
			901,972	912,678